UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

AFAM Capital, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

12117 FM 2244. Bldg. 3-#170, Austin, TX 78738
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Buckingham            Chief Investment Officer               512-354-7044
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ John Buckingham
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Austin, TX May 14, 2013
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 131

Form 13F Information Table Value Total: $731,139 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------


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
AL FRANK ASSET MANAGEMENT QUARTER END 06/30/2012

                                                     FORM 13F INFORMATION TABLE
                                                       VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS      SOLE  SHARED     NONE
--------------           ---------------  ------    ---------  -------- --------------------------     -----  -------    -----
3M Corp.                       COMMON     88579Y101     2,314    21,765  SH       Sole                  13,661             8,104

3M Corp.                       COMMON     88579Y101     2,314    21,765  SH       Sole                  15,561             6,204
Abbott Laboratories            COMMON     002824100     2,897    82,008  SH       Sole                  59,798            22,210
AbbVie Inc.                    COMMON     00287Y109     3,277    80,359  SH       Sole                  59,121            21,238
Aceto Corp                     COMMON     004446100     4,013   362,539  SH       Sole                 260,153           102,386
Activision Blizzard            COMMON     00507V109     4,860   333,577  SH       Sole                 232,264           101,312
Aetna                          COMMON     00817Y108     5,042    98,612  SH       Sole                  74,468            24,144
Alpha & Omega Semiconductor
    Inc.                       COMMON      g6331p104      633    71,275  SH       Sole                  70,000             1,275
American Software              COMMON     029683109     2,993   359,686  SH       Sole                 270,853            88,833
Ameriprise Financial           COMMON     03076C106     7,061    95,877  SH       Sole                  72,621            23,256
Anworth Mortgage Asset Corp    COMMON     037347101     1,219   192,613  SH       Sole                 172,776            19,837
Apache                         COMMON     037411105     3,753    48,638  SH       Sole                  35,748            12,890
Apple Computer                 COMMON     037833100     5,558    12,557  SH       Sole                   9,193             3,364
Archer-Daniels-Midland         COMMON     039483102     6,418   190,278  SH       Sole                 143,859            46,418
Baker Hughes                   COMMON     057224107     4,179    90,048  SH       Sole                  62,938            27,110
Bank of NY Mellon Corp.        COMMON     064058100     4,450   159,000  SH       Sole                 110,713            48,287
Barclays Capital High Yield
    Bond                       ETF        78464a417    68,006 1,654,246  SH       Sole               1,616,359            37,887
Baxter International           COMMON     071813109     6,705    92,303  SH       Sole                  70,180            22,122
BB&T Corporation               COMMON     054937107     4,500   143,355  SH       Sole                 110,314            33,041
Benchmark Electronics          COMMON     08160h101     4,576   253,936  SH       Sole                 181,949            71,987
Best Buy                       COMMON     086516101       254    11,449  SH       Sole                   7,796             3,653
BHP Billiton                   COMMON     088606108     2,364    34,547  SH       Sole                  30,779             3,768
BioMed Realty                  COMMON     09063H107     3,673   170,048  SH       Sole                 127,335            42,712
Bristow Group Inc              COMMON     110394103     7,500   113,740  SH       Sole                  82,657            31,083
Brocade Communications
   Systems                     COMMON     111621306     2,622   454,424  SH       Sole                 298,107           156,317
CA Inc.                        COMMON     12673P105     1,017    40,405  SH       Sole                  32,750             7,655
California Water Service       COMMON     130788102     2,429   122,036  SH       Sole                  81,613            40,423
Cardinal Health                COMMON     14149Y108       663    15,923  SH       Sole                  13,816             2,107
Caterpillar                    COMMON     149123101     4,990    57,380  SH       Sole                  42,922            14,458
Celanese Corp                  COMMON     150870103     5,033   114,249  SH       Sole                  80,379            33,870
Chesapeake Energy              COMMON     165167107     2,359   115,570  SH       Sole                  77,250            38,320
Cisco Systems                  COMMON     17275R102     5,872   281,027  SH       Sole                 197,248            83,779
Comcast Corp CL A              COMMON     20030N101     7,354   175,181  SH       Sole                 128,270            46,911
Cooper Tire                    COMMON     216831107     8,838   344,436  SH       Sole                 256,258            88,178
Corning                        COMMON     219350105     4,167   312,629  SH       Sole                 244,810            67,819
Covidien PLC                   COMMON     G2554F113     6,040    89,040  SH       Sole                  68,606            20,434
Credit Suisse Group            COMMON     225401108     3,583   136,744  SH       Sole                  96,178            40,566
CSX                            COMMON     126408103       651    26,447  SH       Sole                  22,142             4,305
Deere & Co.                    COMMON     244199105     4,965    57,746  SH       Sole                  42,940            14,806
Diamond Offshore               COMMON     25271c102     4,181    60,106  SH       Sole                  44,591            15,515
Diodes                         COMMON     254543101       482    22,955  SH       Sole                   6,902            16,053
Direxion Daily Devel Mkts
   Bull 3X Shares              ETF        25459W789       793    16,101  SH       Sole                  15,977               124
Direxion Daily Emerg Mkts
   Bull 3X Shares              ETF        25459y686       715     7,426  SH       Sole                   7,361                65
Direxion Daily Mid Cap Bull
    3X Shares                  ETF        25459W730       282     5,193  SH       Sole                   5,151                42
Direxion Daily Real Estate
   Bull 3x                     ETF        25459w755       355     3,666  SH       Sole                   3,644                22
Direxion Daily S&P 500 Bull
   3X Shares                   ETF        25459W862       649     5,579  SH       Sole                   5,535                44
Direxion Daily Small Cap Bull
    3X Shares                  ETF        25459W847       321     3,609  SH       Sole                   3,577                32
Disney, Walt                   COMMON     254687106     7,478   131,649  SH       Sole                  99,214            32,435
DuPont                         COMMON     263534109     2,605    52,999  SH       Sole                  41,064            11,935
Eaton Corp PLC                 COMMON     G29183103     7,889   128,799  SH       Sole                  99,063            29,736
ENI SPA ADR                    COMMON     26874r108     2,416    53,827  SH       Sole                  45,429             8,398
Ericsson                       COMMON     294821608     4,977   395,011  SH       Sole                 270,020           124,991
Exelon                         COMMON     30161N101     1,003    29,096  SH       Sole                  23,065             6,031
Exxon Mobil                    COMMON     30231G102     5,809    64,471  SH       Sole                  50,392            14,079
Foot Locker                    COMMON     344849104     1,332    38,899  SH       Sole                  30,663             8,236
Freeport McMoran Copper & Gold COMMON     35671D857     4,385   132,484  SH       Sole                  94,478            38,006
General Dynamics               COMMON     369550108     4,500    63,826  SH       Sole                  46,324            17,502
Goldman Sachs Group            COMMON     38141G104     2,708    18,406  SH       Sole                  12,229             6,177
Hasbro                         COMMON     418056107     7,004   159,408  SH       Sole                 117,144            42,264
Ingram Micro                   COMMON     457153104     3,270   166,157  SH       Sole                 106,653            59,504
Intel                          COMMON     458140100     5,428   248,586  SH       Sole                 183,091            65,495
Int'l Business Machines        COMMON     459200101     6,740    31,601  SH       Sole                  23,891             7,710
iShares Barclays MBS Bond Fund ETF        464288588    27,288   252,808  SH       Sole                 247,005             5,803
iShares Barclays Tip           ETF        464287176     1,154     9,515  SH       Sole                   9,515                 -
iShares Emerging Markets High
   Yield Bond Fund             ETF        464286285    13,867   254,770  SH       Sole                 249,061             5,709
iShares IBOXX $ High Yield Corp
    Bond Fund                  ETF        464288513       649     6,882  SH       Sole                   6,882                 -
iShares JPMorgan Emerging
   Market Bond Fund            ETF        464288281    13,858   117,809  SH       Sole                 115,228             2,581
iShares Trust Comex Gold ETF   ETF        464285105     1,365    87,969  SH       Sole                  87,245               724
iShares Trust Russell 2000     ETF        464287655       495     5,240  SH       Sole                   5,240                 -
iShares Trust Russell 2000
   Value                       ETF        464287630       471     5,625  SH       Sole                   5,625                 -
JP Morgan Chase                COMMON     46625H100     6,567   138,378  SH       Sole                 103,721            34,657
Keycorp                        COMMON     493267108       941    94,436  SH       Sole                  88,368             6,068
KLA-Tencor                     COMMON     482480100     3,770    71,486  SH       Sole                  51,921            19,565
Kohl's                         COMMON     500255104     3,917    84,907  SH       Sole                  59,827            25,080
L-3 Communications Holdings    COMMON     502424104     4,905    60,613  SH       Sole                  44,180            16,433
Lexmark International          COMMON     529771107     3,434   130,092  SH       Sole                 109,481            20,611
Lockheed Martin                COMMON     539830109     6,044    62,620  SH       Sole                  46,217            16,402
Manpower Inc.                  COMMON     56418H100     6,887   121,413  SH       Sole                  90,132            31,281
Marathon Oil                   COMMON     565849106     5,196   154,096  SH       Sole                 120,001            34,095
Market Vectors Emerging
   Markets Local Currency Bond ETF        57060u522    28,029 1,036,558  SH       Sole               1,013,207            23,351
Market Vectors International
   High Yield Bond ETF         ETF        57061R205    14,363   534,339  SH       Sole                 522,383            11,956
Marvell Tech                   COMMON     g5876h105     2,957   279,663  SH       Sole                 180,513            99,150
McKesson                       COMMON     58155Q103     6,374    59,041  SH       Sole                  44,513            14,528
MDC Holdings                   COMMON     552676108     6,648   181,389  SH       Sole                 138,413            42,976
Merck & Co.                    COMMON     58933Y105     1,419    32,112  SH       Sole                  28,079             4,033
Metlife                        COMMON     59156r108     3,452    90,797  SH       Sole                  67,079            23,718
Microchip Tech                 COMMON     595017104     3,176    86,364  SH       Sole                  68,663            17,701
Microsoft                      COMMON     594918104     6,078   212,475  SH       Sole                 164,257            48,218
Nash Finch Company             COMMON     631158102     1,608    82,147  SH       Sole                  61,799            20,348
Navios Maritime Holdings Inc.  COMMON     Y62196103     5,427 1,187,441  SH       Sole                 890,967           296,474
New York Community             COMMON     649445103     1,417    98,776  SH       Sole                  82,176            16,600
Newmont Mining Corp
   Holding Co.                 COMMON     651639106     1,077    25,700  SH       Sole                  19,673             6,027
Nippon Telegraph and
   Telephone                   COMMON     654624105     4,608   211,965  SH       Sole                 149,944            62,021
Norfolk Southern               COMMON     655844108     6,889    89,375  SH       Sole                  65,707            23,668
Novartis                       COMMON     66987V109     5,918    83,072  SH       Sole                  64,078            18,994
Nvidia                         COMMON     67066G104     3,833   298,768  SH       Sole                 206,483            92,285
Pepsico                        COMMON     713448108     1,771    22,388  SH       Sole                  16,993             5,395
PetMed Express                 COMMON     716382106     1,515   112,926  SH       Sole                  95,098            17,828
PNC Bank                       COMMON     693475105     3,640    54,729  SH       Sole                  38,542            16,187
Portugal Telecom Spons ADR     COMMON     737273102     5,551 1,119,111  SH       Sole                 838,834           280,277
ProShares Trust II             ETF        74347W692       791    72,581  SH       Sole                  72,019               562
Protective Life                COMMON     743674103     8,357   233,422  SH       Sole                 177,144            56,278
Prudential                     COMMON     744320102     4,897    83,012  SH       Sole                  59,979            23,033
Raytheon Co.                   COMMON     755111507     1,279    21,748  SH       Sole                  19,271             2,477
Royal Caribbean Cruises        COMMON     v7780t103     5,344   160,870  SH       Sole                 110,568            50,302
Royal Dutch Shell Group A      COMMON     780259206     3,234    49,631  SH       Sole                  33,789            15,842
Seagate Tech                   COMMON     g7945m107     7,193   196,778  SH       Sole                 149,684            47,094
Ship Finance Int'l             COMMON     G81075106     3,482   197,367  SH       Sole                 158,929            38,438
Staples                        COMMON     855030102     4,566   340,273  SH       Sole                 245,924            94,349
TCF Financial                  COMMON     872275102     3,663   244,884  SH       Sole                 180,031            64,853
Thermo Fisher Scientific       COMMON     883556102     6,041    78,976  SH       Sole                  56,336            22,640
Timken Company                 COMMON     887389104     2,361    41,732  SH       Sole                  25,155            16,577
Total SA ADR                   COMMON     89151e109     2,745    57,203  SH       Sole                  47,049            10,154
Tsakos Energy                  COMMON     G9108L108     1,073   246,660  SH       Sole                 167,313            79,347
Tutor Perini Corp              COMMON     901109108     4,154   215,222  SH       Sole                 153,509            61,713
Tyson Foods                    COMMON     902494103     6,722   270,841  SH       Sole                 196,403            74,438
U R S                          COMMON     903236107     3,722    78,508  SH       Sole                  48,464            30,044
United Online                  COMMON     911268100     4,733   784,909  SH       Sole                 590,742           194,167
UnitedHealth Group, Inc        COMMON     91324p102     2,897    50,631  SH       Sole                  36,611            14,020
Vanguard Intermediate Term
    Corporate Bond             ETF        92206c870    62,707   717,723  SH       Sole                 701,452            16,271
Vanguard Long-Term Corporate
   Bond                        ETF        92206c813    27,775   311,453  SH       Sole                 304,687             6,766
Vanguard Short-Term Bond       ETF        921937827       663     8,189  SH       Sole                   8,125                64
Vanguard Short-Term Corporate
    Bond                       ETF        92206c409    13,641   169,801  SH       Sole                 166,039             3,762
Walgreen                       COMMON     931422109     7,801   163,618  SH       Sole                 122,334            41,284
Wal-Mart Stores                COMMON     931142103     4,700    62,815  SH       Sole                  45,530            17,285
Waste Management               COMMON     94106L109     6,305   160,795  SH       Sole                 119,865            40,930
Wells Fargo & Co.              COMMON     949746101     4,145   112,052  SH       Sole                  85,365            26,687
Western Digital                COMMON     958102105     1,135    22,565  SH       Sole                  12,573             9,992
Whirpool                       COMMON     963320106     7,369    62,203  SH       Sole                  45,312            16,891
World Wrestling Ent            COMMON     98156Q108       410    46,445  SH       Sole                  34,966            11,479
Xyratex                        COMMON     G98268108     3,908   394,737  SH       Sole                 261,181           133,556
Yamana Gold                    COMMON     98462Y100     4,615   300,665  SH       Sole                 224,652            76,013










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